Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Outstanding balances to related parties split on SDFI and other related parties

At 31 December 2023
Norwegian State's Direct
Financial Interests
Equity accounted
associated companies
and other related
parties
Third parties Total amount
(in USD million)
Assets
Prepayments and financial receivables - 103 1,188 1,291
Trade and other receivables 1,007 49 15,877 16,933
Liabilities
Non-current provisions and other liabilities 850 - 14,454 15,304
Trade, other payables and provisions 1,195 47 10,628 11,870
Current finance debt

893 - 5,103 5,996
At 31 December 2022
Norwegian State's Direct
Financial Interests
Equity accounted
associated companies
and other related
parties
Third parties Total amount
(in USD million)
Assets
Prepayments and financial receivables 1,461 61 541 2,063
Trade and other receivables 1,103 173 21,176 22,452
Liabilities
Non-current provisions and other liabilities 2,072 - 13,561 15,633
Trade, other payables and provisions 1,419 60 11,873 13,352
Current finance debt

- - 4,359 4,359